Stockholders' Deficit	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 11 - STOCKHOLDERS' DEFICIT

Preferred Stock

As of December 31, 2020, the Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred stock, with designations, voting, and other rights and preferences to be determined by the Board of Directors of which 4,999,750 remain available for designation and issuance.

As of December 31, 2020, and September 30, 2020, the Company has designated 250 shares of $0.0001 par value Series A preferred stock, of which 250 shares are issued and outstanding. These preferred shares have voting rights per shareholder equal to the total number of issued and outstanding shares of common stock divided by 0.99.

Common Stock

On January 30, 2019 the Company's shareholders approved an increase in authorized common stock to 6,000,000,000 from 1,500,000,000, which became effective February 24, 2019. On August 6, 2019, the Company filed amendments with the Secretary of the State of Delaware, amending its articles of incorporation to execute a reverse stock split of 1 share for every 1,000 shares outstanding, and changing its name to Bantec, Inc. The name change and the stock split became effective in February 2020, and the transfer agent adjusted the outstanding shares for the reverse split on February 10, 2020. All share and per share related amounts in the accompanying consolidated financial statements and footnotes have been retroactively adjusted for all periods presented to recognize the reverse split. As of December 31, 2020, and September 30, 2020 there were 1,010,278,196, and 491,032,439, shares outstanding, respectively.

Stock Incentive Plan

The Company established its 2016 Stock Incentive Plan (the "Plan") that permits the granting of incentive stock options and other common stock awards. The maximum number of shares available under the Plan is 100,000 shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option. As of December 31, 2020, 82,327 awards remain available for grant under the Plan.

S-1 Offering and Issuances Under Subscription

On July 20, 2020, the Company submitted an amendment to its registration statement filed on Form S-1 in response to comments on its original filing on June 8, 2020. The Company requested accelerated status and the registration statement became effective on July 23, 2020. The offering provides for the issuance of up to 1,500,000,000 shares of common stock at a price of $.00175, under subscriptions. The Company will use the proceeds for working capital and may seek to expand the business through investment.

Subscription Under S-1 Offering

Between October 7 and December 31, 2020, the Company issued 322,550,196 shares of common stock to Trillium Partners LP for $564,461 of cash under the terms of the S-1A offering statement.

Common Stock Issued for Employee Compensation

On October 22, 2020, the Company granted 1,000,000 shares of common stock to an employee, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $3,400 was charged to compensation expense.

On October 22, 2020, the Company granted 5,000,000 shares of common stock to an employee, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $17,000 was charged to compensation expense.

Shares Issued for non-employee Services

On October 22, 2020, the Company issued 10,000,000 shares of common stock to a consultant for services rendered, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $34,000 was charged to consulting expense.

Shares Issued in Conversion of Convertible Notes

Between October 26 – 30, 2020, Geneva Roth Remark Holdings Inc. converted principal of $60,000 and accrued interest of $3,000 from its convertible note dated April 20, 2020 into 36,006,192 shares of common stock at contracted prices. Following the conversions, the balance of principal and accrued interest was $0.

On November 24, 2020, Livingston Asset Management LLC converted principal of $17,000, accrued interest of $1,924 and fees of $1,025 into 16,623,800 shares of common stock at contracted prices. Following the conversion, the October 1, 2019 fee note principal and accrued interest were $0.

On December 1, 2020, Livingston Asset Management LLC converted principal of $17,000, accrued interest of $1,799 and fees of $1,025 into 16,503,483 shares of common stock at contracted prices. Following the conversion, the November 1, 2019 fee note principal and accrued interest were $0.

On December 11, 2020, Tri-Bridge Ventures LLC converted principal of $35,000 and accrued interest of $1,550 into 29,007,611 shares of common stock at contracted prices. Following the conversion, the May 14, 2020 note principal and accrued interest were $0.

On December 15, 2020, Livingston Asset Management LLC converted principal of $17,000, accrued interest of $1,770 and fees of $1,025 into 19,794,860 shares of common stock at contracted prices. Following the conversion, the December 1, 2019 fee note principal and accrued interest were $0.

On December 16, 2020, Alpha Capital Anstalt converted principal of $21,300, into 16,384,615 shares of common stock at contracted prices. Following the conversion, the February 20, 2020 securities purchase agreement note principal was $70,000.

Between December 15 – 16, 2020, Geneva Roth Remark Holdings Inc. converted principal of $53,000 and accrued interest of $2,650 from its convertible note dated June 9, 2020 into 46,375,000 shares of common stock at contracted prices. Following the conversions, the balance of principal and accrued interest was $0.

Stock Options

The Company recognizes compensation cost for unvested stock-based incentive awards on a straight-line basis over the requisite service period.

There were no options granted under the 2016 Stock Incentive Plan for the three months ended December 31, 2020 and 2019.

For the three months ended December 31, 2020 and year ended September, the Company recorded $39,435 and $103,793 of compensation and consulting expense related to stock options, respectively. Total unrecognized compensation and consulting expense related to unvested stock options at December 31, 2020 amounted to $209,470. The weighted average period over which share-based compensation expense related to these options will be recognized is approximately 2 years.

For the three months ended December 31, 2020 and year ended September, 2020, a summary of the Company's stock options activity is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2019	17,755	220.00	7.18	-	-
Outstanding at September 30, 2020	17,755	220.00	5.29	-	-
Outstanding at December 31, 2020	17,673	-	-	-	-
Exercisable at December 31, 2020	14,494	220.00	1.54	-	-

All options were issued at an options price equal to the market price of the shares on the date of the grant.

Warrants

On September 9, 2016, 500 5-year warrants exercisable at $10, per share were issued as part of the consideration for the Howco acquisition. These warrants were valued at aggregate of $180,000, and have no intrinsic value.

On November 9, 2017, the Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100 shares of the Company's common stock at an exercise price of $350 as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $0.35. On December 20, 2017 an additional 200 warrants were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 300 warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights (See Note 9). The warrant includes an anti-dilution clause that was triggered on June 4, 2018. On June 4, 2018 an unrelated convertible note holder became entitled to convert their note into common shares at a 60% discount to the stock's market price. The anti-dilution provision trigger in the warrant agreement entitled Crown Bridge to exercise its warrants under a formula that increased the number of common shares to 31,250 at a price of $3.60 per share. Due to the fact that the number of shares and exercise price can change due to market changes in the price of the common stock the Company has concluded to treat the warrants as derivatives and to revalue that derivative at each reporting date. Therefore, a derivative liability of $261,484 with a charge to additional paid in capital was recorded on June 4, 2018. As of December 31, 2020, the warrant was revalued and the warrant holder is entitled to exercise its warrants for 63,040,556 common shares and the related derivative liability is $167,777.

For the three months ended December 31, 2020, a summary of the Company's warrant activity is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding and exercisable at September 30, 2020	25,484,484	$.0019	2.11	$-	$71,866
Anti-dilution adjustment	37,556,082
Outstanding and exercisable at December 31, 2020	63,040,556	$.00076	1.86	-	$167,047

NOTE 12 - STOCKHOLDERS' DEFICIT

Preferred Stock

As of September 30, 2020, the Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred stock, with designations, voting, and other rights and preferences to be determined by the Board of Directors of which 4,999,750 remain available for designation and issuance.

As of September 30, 2020 and September 30, 2019, the Company has designated 250 shares of $0.0001 par value Series A preferred stock, of which 250 shares are issued and outstanding. These preferred shares have voting rights per shareholder equal to the total number of issued and outstanding shares of common stock divided by 0.99.

Common Stock

On January 30, 2019 the Company's shareholders approved an increase in authorized common stock to 6,000,000,000 from 1,500,000,000, which became effective February 24, 2019. On August 6, 2019, the Company filed amendments with the Secretary of the State of Delaware, amending its articles of incorporation to execute a reverse stock split of 1 share for every 1,000 shares outstanding, and changing its name to BANTEC, INC. (f/k/a BANTEK, INC.) The name change and the stock split became effective in February 2020, and the transfer agent adjusted the outstanding shares for the reverse split on February 10, 2020. All share and per share related amounts in the accompanying consolidated financial statements and footnotes have been retroactively adjusted for all periods presented to recognize the reverse split. As of September 30, 2020 and September 30, 2019 there were 491,032,439, and 3,255,346, shares outstanding, respectively.

Stock Incentive Plan

The Company established its 2016 Stock Incentive Plan (the "Plan") that permits the granting of incentive stock options and other common stock awards. The maximum number of shares available under the Plan is 100,000 shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option. As of September 30, 2020, 82,245 awards remain available for grant under the Plan.

S-1 Offering and Issuances Under Subscription

On July 20, 2020, the Company submitted an amendment to its registration statement filed on Form S-1 in response to comments on its original filing on June 8, 2020. The Company requested accelerated status and the registration statement became effective on July 23, 2020. The offering provides for the issuance of up to 1,500,000.000 shares of common stock at a price of $.00175, under subscriptions. The Company will use the proceeds for working capital and may seek to expand the business through investment.

Subscription Under S-1 Offering

Between August 5, 2020 and September 30, 2020, Trillium Partners LP was issued 151,221,142 shares of common stock at the offering price for a total of $264,637, in proceeds to the Company under the S-1 offering by subscription.

Common Stock Issued for Employee Compensation

Under the terms of the January 4, 2019 compensation agreement with the CFO, the Company was to issue 100 shares each month to the CFO. On March 13, 2019, the Company was obligated to, and issued 200 shares valued at the grant date quoted stock price of $1.00, for total of $200, charged to compensation expenses.

On June 10, 2019, 1,500 common shares were issued to the CFO. The shares were valued at the issue date quoted stock price of $0.30. The shares issued covered shares owed in conjunction with the compensation agreement (300 shares) and 1,200 shares issued as severance compensation. $450 was charged to compensation expenses.

Shares Issued for non-employee Services

On March 1, 2019, under the Company's March 1, 2019, agreement with its technology support provider the Company is to issue common shares equal to $1,500 every month. The Company recognized the expense of $1,500, and authorized the issuance of 1,667, shares to the vendor as of March 31, 2019.

On March 31, 2019, 10,000, common shares were issued to Tysadco Partners for the Company's investor relations firm as per the agreement for monthly payments in common shares of $4,000 per month totaling $16,000, which was fully recognized as expense as of March 31, 2019. The issuance settled the amounts due for October 20, 2018 through February 20, 2019.

On May 3, 2019, the Company issued 8,000, common shares to its technology support provider, for services for April and May 2019. The shares were valued at $0.375, and $3,000, was charged to expense.

On June 10, 2019, the Company issued 1,192, common shares to a consultant. The shares were valued at $0.30 per share, and $358, was charged to expense.

On August 28, 2019, the Company issued 15,288, common shares to an attorney for services. The shares were valued at the stock price on the date the shares were issued at $0.0447, and $684, was charged to professional fees.

On September 30, 2019, the Company approved the issuance of 240,000, restricted common shares to Tysadco Partners for the prior six months investor relation services. The shares were valued at $0.10 and $24,000, was charged to professional fees.

On September 30, 2019, the Company approved the issuance of 32,500, restricted common shares to an individual for the prior four months of technology support services. The shares were valued at $0.1846 and $6,000, was charged to professional fees.

On October 7, 2019, the Company entered into a one year agreement for professional services for a one-time fee to be paid with 50,000 common shares of restricted stock. The services relate mostly to technology and related internet media and website improvement. The shares were valued at $.05 per share based on the value of the services to be received for total expense of $2,500, charged to professional fees.

On October 7, 2019, the Company entered into a one year agreement for professional services for a one-time fee to be paid with 25,000 common shares of restricted stock the services relate mostly to investor relations through internet media. The shares were valued at $.10 per share based on the value of the services to be received for total expense of $2,500, charged to professional fees. An additional 25,000 shares were authorized and issued to the service provider during the three months ended June 30, 2020. The shares were valued at $108.

On December 31, 2019, the Company approved the issuance of 120,000 restricted common shares to Tysadco Partners for the prior three months investor relation services. The shares were valued at $12,000, and charged to professional fees.

On December 31, 2019, the Company approved the issuance of 45,000 restricted common shares to an individual for the prior four months of technology support services. The shares were valued at $4,500, and charged to professional fees.

On February 21, 2020, the Company issued 23,948 shares of common stock to an attorney in settlement of amounts owed of $456.

All shares issued to employees and non-employees are valued at the quoted trading prices on the respective grant dates.

Shares Issued Under 3(a)(10)

The Company issued common shares to Livingston Asset Management, pursuant to its senior secured creditor's (TCA) Replacement Note A and the related 3(a)(10) settlement (see Note 10).

Between March 14, 2018 and October 29, 2018, 101,624 common shares were issued by the Company and sold by Livingston, with 71,624 shares issued and sold through September 30, 2018, and the remaining 30,000 issued as of September 30, 2018 and sold as of November 22, 2018.

The shares of the Company's common stock issued under section 3(a)(10) of the Securities Act, have been initially recorded at par value with an equal charge to additional paid-in capital and proceeds of $308,100 and pro rata note premium of $204,989 totaling $513,089 have been recorded as equity relating to these issued shares as of September 30, 2018.

Between February 4, 2019 and September 30, 2019, 1,273,261 common shares were issued to Livingston of which 220,239 shares remained under Livingston's control as of September 30, 2019. The issuances totaling $127,328 were credited to common stock with the same amount charged to additional paid in capital until remitted to TCA (see below).

Common Stock Sold for Settlement Payment of 3(a)(10)

On November 22, 2018 Livingston Asset Management finalized sale of 30,000 shares of common stock and remitted a payment to TCA for $45,320 in partial settlement of TCA Note A under the terms of the 3(a)(10) agreement. The liability was reduced by $45,320. The principal reduction of $45,320 and related debt premium of $30,618 were recorded as additional paid in capital.

Between February 4, 2019 and March 27, 2019, 645,728 shares were sold and settled. Livingston remitted payments of $225,000, in partial settlement of the TCA Note A, under the 3(a)(10) arrangement. The liability was reduced by $225,000; the principal reduction of $225,000 and the related debt premium of $150,000 were recorded as additional paid in capital.

In total $270,320, was remitted to TCA reducing the related note from $691,907 to $421,587 during the year ended September 30, 2019 and $180,618 was charged to debt premium reducing the balance to $281,054 at September 30, 2019.

Return and Cancellation of Unsold Shares of Common Stock from 3(a)(10) Arrangement

Livingston Asset Management returned 194,520 unsold shares of common stock to the Company on November 7, 2019. The transfer agent cancelled the shares.

Shares Issued for Warrant Exercise

On October 17, 2018, Crown Bridge Partners was issued 35,420, common shares at $7.20, in a cashless exchange for 39,991 warrants surrendered. $68,232, was recorded as equity and derivative liabilities were reduced by the same amount.

On January 4, 2019, Crown Bridge Partners was issued 52,101, common shares at $0.2235, in a cashless exchange for 58,230 warrants surrendered. $28,892, was recorded as equity and derivative liabilities were reduced by the same amount.

On February 6, 2019, Crown Bridge Partners was issued 60,612 common shares at $0.6815, in a cashless exchange for 69,375, warrants surrendered. $41,307, was recorded as equity and derivative liabilities were reduced by the same amount.

In total $138,430, was reclassified from derivative liability to additional paid in capital.

Shares Issued for Conversion of Convertible Notes

Between November 1, 2018, and December 5, 2018 Jefferson Street Capital was issued 128,620, common shares for conversion of principal related to the Porta Pellex note assignment and restatement (See Note 11). The note was converted at contractual rates and the shares issued had aggregate fair values on the conversion dates of $166,929. The note principal of $62,500, interest due of $7,500, and fees of $4,400, were fully liquidated as a result of the conversions. Derivative liabilities of $78,471 were reclassified to additional paid in capital, debt discount of $62,500 was amortized to interest expense and loss on debt extinguishment of $14,057 was recorded.

Between November 6, 2018, and November 27, 2018 Trillium Partners LP was issued 115,669, common shares for conversion of $62,500, principal related to the Porta Pellex note assignment and restatement (See Note 11). The note principal of $62,500, accrued interest or $7,500, and fees of $2,290 were fully liquidated as a result of the conversions. The note was converted at contractual rates. Debt premiums of $62,500 were recorded as additional paid in capital.

On January 8, 2019, Livingston Asset Management, LLC converted $9,500, of principal, $682, of accrued interest and $1,145, in fees for the fee note issued June 1, 2018, for 45,306, common shares at the contractual price of $0.25. $9,500, was reclassified from debt premium to additional paid in capital at conversion. The unliquidated balance of the fee note was $3,000, following the conversion.

On January 18, 2019, Livingston Asset Management converted $3,000, of the remaining principal balance, $24, of accrued interest and $1,145, in fees for the fee note issued June 1, 2018, and $12,500, of principal, $678, of accrued interest and $1,145, in fees from the fee note issued July 1, 2018, for total of 73,968, shares of common stock at the contracted price of $0.25. $15,500, was reclassified from debt premium to additional paid in capital at conversion. The notes were fully liquidated following the conversions.

On February 11, 2019, Livingston Asset Management converted $12,500, of principal, $654, of accrued interest and $1,145, in fees from the fee note issued August 1, 2018, for 47,664, common shares at the contracted price of $0.30. $12,500, was reclassified from debt premium to additional paid in capital at conversion.

On March 18, 2019, Livingston Asset Management converted $12,500, of principal, $640, of accrued interest and $1,145, in fees from the fee note issued September 1, 2018, for 47,618, common shares at the contracted price of $0.30. $12,500, was reclassified from debt premium to additional paid in capital at conversion.

For the Livingston Asset Management LLC conversions noted above from January 8, 2019 to March 18, 2019, total debt, interest and fees were $58,403, and related debt premium of $50,000, resulted in credits to equity of $108,403.

On April 3, 2019, Livingston Asset Management converted $12,500, of principal, $627, of accrued interest and $1,250, in fees from the fee note issued October 1, 2018, for 71,884, common shares at the contracted price of $0.20. $12,500, was reclassified from debt premium to additional paid in capital at conversion.

On June 19, 2019, Livingston Asset Management converted $12,500, of principal, $757, of accrued interest and $1,250, in fees from the fee note issued November 1, 2018, for 145,069, common shares at the contracted price of $0.10. $12,500, was reclassified from debt premium to additional paid in capital at conversion.

On June 25, 2019, Livingston Asset Management converted $2,125, of principal, $658, of accrued interest and $1,250, in fees from the fee note issued November 1, 2018, for 80,651, common shares at the contracted price of $0.10. The remaining principal balance was $10,375, as of September 30, 2019. $2,125, was reclassified from debt premium to additional paid in capital at conversion.

In total 336,461,204 shares of common stock were issued upon conversion of convertible notes and accrued interest during the year ended September 30, 2020 as follows:

On October 22, 2019, the Company issued 142,857, shares of common stock to Redstart Holding Corporation, as it converted principal of $10,000, on its convertible note dated March 4, 2019, at the contractual rate of $0.07 per share. The balance of principal following the conversion was $68,000.

On October 29, 2019, the Company issued 155,000, shares of common stock to Crown Bridge Partners, as it converted principal of $5,700, and $500, in fees on its convertible note dated March 1, 2019, at the contractual rate of $0.04 per share. The balance of principal following the conversion was $29,300.

On November 19, 2019, the Company issued 71,429, shares of common stock to Redstart Holding Corporation, as it converted principal of $5,000, on its convertible note dated March 4, 2019, at the contractual rate of $0.07 per share. The balance of principal following the conversion was $63,000.

On February 14, 2020, Redstart Holdings, converted $1,600, of principal from their note issued on March 2, 2019, for 158,416, shares of common stock, at the contracted price of $.0101.

On February 25, 2020, Trillium Partners LP, holder through assignment of the September 8, 2018, fee note issued to an attorney for services was issued 322,875, shares of common stock at the contracted price of $.008 per share. Principal of $247, accrued interest of $1,331, and conversion fees of $1,005, were converted.

On March 11, 2020, Trillium Partners LP, holder through assignment of the September 8, 2018, fee note issued to an attorney for services was issued 239,608, shares of common stock at the contracted price of $.00625 per share. Principal of $450, accrued interest of $43, and conversion fees of $1,005, were converted.

On April 3, 2020, Trillium Partners LP, the holder through assignment of the September 8, 2018, fee note issued to an attorney for services was issued 367,385, shares of common stock at the contracted price of $0.005 per share. Principal of $370, accrued interest of $94, and conversion fees of $1,005, were converted.

On April 15, 2020, Trillium Partners LP, the holder through assignment of the September 8, 2018, fee note issued to an attorney for services was issued 1,623,103, shares of common stock at the contracted price of $0.00155 per share. Principal of $1,350, accrued interest of $61, and conversion fees of $1,105, were converted.

On April 16, 2020, Redstart Holdings, converted $5,300, of their note issued on March 2, 2019, for 963,636, shares of common stock, at the contracted price of $0.0055

On April 22, 2020, Redstart Holdings, converted $5,300, of their note issued on March 2, 2019, for 963,636, shares of common stock, at the contracted price of $0.0055.

On April 22, 2020, Tri-Bridge converted $10,010, of the Livingston Asset Management LLC note issued on September 30, 2019, for $51,000 which was assigned to Tri-Bridge Ventures, LLC on April 9, 2020, into 2,008,093, shares of common stock, at $0.005, per share.

On April 23, 2020, Alpha Capital Anstalt converted $2,200, of the Livingston Asset Management LLC, notes purchased on November 9, 2019, for 400,000, shares of common stock at the contracted price of $.0055.

On April 29, 2020, Redstart Holdings, converted a $5,800, of their note issued on March 2, 2019, for 1,054,545, shares of common stock, at the contracted price of $0.0055.

On May 1, 2020, Trillium Partners LP, the holder through assignment of the September 8, 2018, fee note issued to an attorney for services was issued 860,377, shares of common stock at the contracted price of $0.003 per share. Principal of $1,450, accrued interest of $26, and conversion fees of $1,105, were converted.

On May 5, 2020, Trillium Partners LP, the holder through assignment of the September 8, 2018, fee note issued to an attorney for services was issued 643,232, shares of common stock at the contracted price of $0.0023 per share. Principal of $500, accrued interest of $3, and conversion fees of $1,105, were converted.

On May 5, 2020, Redstart Holdings, converted $3,600, of their note issued on March 2, 2019, for 1,058,824, shares of common stock, at the contracted price of $0.0034.

On May 7, 2020, Redstart Holdings, converted $3,100, of their note issued on March 2, 2019, for 1,033,333, shares of common stock, at the contracted price of $0.003.

On May 12, 2020, Redstart Holdings, converted $3,800, of their note issued on March 2, 2019, for 1,055,556, shares of common stock, at the contracted price of $0.0036.

On May 13, 2020, Trillium Partners LP, the holder through assignment of the September 8 & 18, 2018, fee notes issued to an attorney for services was issued 2,959,973, shares of common stock at the contracted price of $0.0025 per share. Principal of $4,958, accrued interest of $597, and conversion fees of $1,105, were converted.

On May 14, 2020, Redstart Holdings, converted $4,300, of their note issued on March 2, 2019, for 1,482,759, shares of common stock, at the contracted price of $0.0029.

On May 14, 2020, the Company issued 1,450,000, shares of common stock to Crown Bridge Partners, as it converted principal of $1,588, and $500, in fees on its convertible note dated March 1, 2019, at the contractual rate of $.00144 per share.

On May 18, 2020, Tri-Bridge converted $6,752, of the Livingston Asset Management LLC note issued on September 30, 2019, for $51,000 which was assigned to Tri-Bridge Ventures, LLC on April 9, 2020, into 3,650,843, shares of common stock, at $0.00018, per share.

On May 18, 2020, Trillium Partners LP, the holder through assignment of the September 8 and 18, 2018, fee notes issued to an attorney for services was issued 2,966,527, shares of common stock at the contracted price of $0.0015 per share. Principal of $1,170, accrued interest of $2,175, and conversion fees of $1,105, were converted.

On May 18, 2020, Redstart Holdings, converted $3,800, of their note issued on March 2, 2019, for 1,461,538, shares of common stock, at the contracted price of $0.0026.

On May 19, 2020, the Company issued 1,800,000, shares of common stock to Crown Bridge Partners, as it converted principal of $2,092, and $500, in fees on its convertible note dated March 1, 2019, at the contractual rate of $.00144 per share.

On May 20, 2020, Redstart Holdings, converted $3,800, of their note issued on March 2, 2019, for 1,461,538, shares of common stock, at the contracted price of $0.0026.

On May 21, 2020, Tri-Bridge converted $7,595, of the Livingston Asset Management LLC note issued on September 30, 2019, for $51,000 which was assigned to Tri-Bridge Ventures, LLC on April 9, 2020, into 4,340,119, shares of common stock, at $0.000175, per share.

On May 22, 2020, the Company issued 2,100,000, shares of common stock to Crown Bridge Partners, as it converted principal of $2,440, and $500, in fees on its convertible note dated March 1, 2019, at the contractual rate of $.00144 per share.

On May 25, 2020, Redstart Holdings, converted $3,800, of their note issued on March 2, 2019, for 1,461,333, shares of common stock, at the contracted price of $0.0024.

On May 26, 2020, Redstart Holdings, converted $3,500, of their note issued on March 2, 2019, for 1,458,333, shares of common stock, at the contracted price of $0.0024.

On May 26, 2020, Trillium Partners LP, the holder through assignment of the September 8 & 18, 2018, fee notes issued to an attorney for services was issued 2,961,147, shares of common stock at the contracted price of $0.0015 per share. Principal of $3,315, accrued interest of $22, and conversion fees of $1,105, were converted.

On May 27, 2020, Redstart Holdings, converted a $6,600, of their note issued on March 2, 2019, for 2,869,565, shares of common stock, at the contracted price of $0.0023.

On May 29, 2020, Redstart Holdings, converted $6,600, of their note issued on March 2, 2019, for 2,869,565, shares of common stock, at the contracted price of $0.0023.

On May 29, 2020, Tri-Bridge converted $9,413, of the Livingston Asset Management LLC note issued on September 30, 2019, for $51,000 which was assigned to Tri-Bridge Ventures, LLC on April 9, 2020, into 5,705,136, shares of common stock, at $0.00165, per share.

On June 1, 2020, Redstart Holdings, converted $6,600, of their note issued on March 2, 2019, for 2,869,565, shares of common stock, at the contracted price of $0.0023.

On June 3, 2020, Redstart Holdings, converted $6,600, of their note issued on March 2, 2019, for 2,869,565, shares of common stock, at the contracted price of $0.0023.

On June 3, 2020, Tri-Bridge converted $12,235, of the Livingston Asset Management LLC note issued on September 30, 2019, for $51,000 which was assigned to Tri-Bridge Ventures, LLC on April 9, 2020, into 7,415,359, shares of common stock, at $0.00165, per share.

On June 5, 2020, Redstart Holdings, converted $6,300, of their note issued on March 2, 2019, for 2,863,636, shares of common stock, at the contracted price of $0.0022.

On June 8, 2020, Redstart Holdings, converted $8,800, of their note issued on March 2, 2019, for 4,000,000, shares of common stock, at the contracted price of $0.0022.

On June 10, 2020, Redstart Holdings, converted $5,300, of their note issued on March 2, 2019, along with accrued interest of $2,500, for 3,545,455, shares of common stock, at the contracted price of $0.0022.

On June 10, 2020, the Company issued 3,800,000, shares of common stock to Crown Bridge Partners, as it converted principal of $4,136, and $500, in fees on its convertible note dated March 1, 2019, at the contractual rate of $.00122 per share.

On June 11, 2020, Redstart Holdings, converted $1,400, of accrued interest from their note issued on March 2, 2019, for 636,364, shares of common stock, at the contracted price of $0.0022. The note principal and all accrued interest has now been fully liquidated.

On June 11, 2020, Trillium Partners LP, the holder through assignment of the September 8 and 18, 2018, fee notes issued to an attorney for services was issued 2,202,427, shares of common stock at the contracted price of $0.0015 per share. Principal of $2,190, accrued interest of $9, and conversion fees of $1,105, were converted. The assigned notes dated September 8 and 18, 2018 were fully converted following the issuance.

On June 16, 2020, Tri-Bridge converted $7,679, of the Livingston Asset Management LLC note issued on September 30, 2019, for $51,000 which was assigned to Tri-Bridge Ventures, LLC on April 9, 2020, into 5,882,100, shares of common stock, at $0.0013 per share. The assigned note was fully converted following the issuance.

On June 18, 2020, Trillium Partners LP, the holder through assignment of the October 18, November 18 and December 18, 2018, fee notes issued to an attorney for services was issued 5,055,829, shares of common stock at the contracted price of $0.0017 per share. Principal of $6,000, accrued interest of $1,590, and conversion fees of $1,005, were converted.

On June 26, 2020, Trillium Partners LP, the holder through assignment of the October 18, November 18 and December 18, 2018, fee notes issued to an attorney for services was issued 5,072,843, shares of common stock at the contracted price of $0.00115 per share. Principal of $3,300, accrued interest of $1,528, and conversion fees of $1,005, were converted.

On June 26, 2020, Trillium Partners LP, the holder through assignment of the October 18, November 18 and December 18, 2018, fee notes issued to an attorney for services was issued 6,140,157, shares of common stock at the contracted price of $0.00115 per share. Principal of $4,600, accrued interest of $1,456, and conversion fees of $1,005, were converted.

On July 14, 2020, Trillium Partners LP, the holder through assignment of the October 18, November 18 and December 18, 2018, fee notes issued to an attorney for services was issued 4,447,722, shares of common stock at the contracted price of $0.00115 per share. Principal of $4,100, accrued interest of $44, and conversion fees of $1,005, were converted. Following this conversion the balance of the three assigned notes was $0.

On July 14, 2020, Trillium Partners LP, the holder through assignment of the January 18, February 18 and March 18, 2019, fee notes issued to an attorney for services was issued 7,312,600, shares of common stock at the contracted price of $0.00115 per share. Principal of $6,000, accrued interest of $1,404, and conversion fees of $1,005, were converted.

On July 22, 2020, the Company issued 6,700,000, shares of common stock to Crown Bridge Partners, as it converted principal of $5,128, and $500, in fees on its convertible note dated March 1, 2019, at the contractual rate of $.00084 per share.

On July 23, 2020, Trillium Partners LP, the holder through assignment of the January 18, February 18 and March 18, 2019, fee notes issued to an attorney for services was issued 12,997,096, shares of common stock at the contracted price of $0.00115 per share. Principal of $12,000, accrued interest of $2,617, and conversion fees of $1,005, were converted. The principal and accrued interest balances on the three assigned notes was fully converted following this conversion.

On August 28, 2020, the Company issued 10,000,000, shares of common stock to Crown Bridge Partners, as it converted principal of $8,500, and $500, in fees on its convertible note dated March 1, 2019, at the contractual rate of $.0009 per share.

On August 31, 2020, the Company issued 6,500,000, shares of common stock to Crown Bridge Partners, as it converted principal of $5,350, and $500, in fees on its convertible note dated March 1, 2019, at the contractual rate of $.0009 per share.

On August 31, 2020, the Company issued 17,000,000, shares of common stock to Crown Bridge Partners, as it converted principal of $14,800, and $500, in fees on its convertible note dated March 1, 2019, at the contractual rate of $.0009 per share.

Related Party Conversions

On April 14, 2020, the Company's CEO was issued 15,000,000 shares of restricted common stock upon conversion of $23,250 in principal on the note issued January 19, 2019 as amended on April 14, 2020 at the contractual price of $0.0016.

On July 24, 2020, the CEO, was issued 150,000,000, restricted shares of common stock upon conversion of $157,500 of principal on his January 19, 2019, note having an original principal amount of $200,000. The shares were priced at $.00105, in accordance with the conversion terms within the amendment on April 14, 2020. Following the conversion the principal was fully liquidated.

Stock Options

The Company recognizes compensation cost for unvested stock-based incentive awards on a straight-line basis over the requisite service period.

There were no options granted under the 2016 Stock Incentive Plan for the years ended September 30, 2020 and 2019.

For the year ended September 30, 2020 and 2019, the Company recorded $103,793 and $265,113 of compensation and consulting expense related to stock options, respectively. Total unrecognized compensation and consulting expense related to unvested stock options at September 30, 2020 amounted to $249,694. The weighted average period over which share-based compensation expense related to these options will be recognized is approximately 2 years.

For the years ended September, 2020 and 2019, a summary of the Company's stock options activity is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2018	18,505	220.00	8.46	-	-
Forfeited	(750)	-	-	-	-
Outstanding at September 30, 2019	17,755	220.00	7.18	-	-
Outstanding at September 30, 2020	17,755	220.00	5.29	-	-
Exercisable at September 30, 2020	14,427	220.00	1.86	-	-

All options were issued at an options price equal to the market price of the shares on the date of the grant.

Warrants

On September 9, 2016, 500 5-year warrants exercisable at $10, per share were issued as part of the consideration for the Howco acquisition. These warrants were valued at aggregate of $180,000, and have no intrinsic value.

On November 9, 2017, the Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100 shares of the Company's common stock at an exercise price of $350 as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $0.35. On December 20, 2017 an additional 200,000 warrants were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 300,000 warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights (See Note10). The warrant includes an anti-dilution clause that was triggered on June 4, 2018. On June 4, 2018 an unrelated convertible note holder became entitled to convert their note into common shares at a 60% discount to the stock's market price. The anti-dilution provision trigger in the warrant agreement entitled Crown Bridge to exercise its warrants under a formula that increased the number of common shares to 31,250 at a price of $3.60 per share. Due to the fact that the number of shares and exercise price can change due to market changes in the price of the common stock the Company has concluded to treat the warrants as derivatives and to revalue that derivative at each reporting date. Therefore a derivative liability of $261,484 with a charge to additional paid in capital was recorded on June 4, 2018. As of September 30, 2020, the warrant was revalued and the warrant holder is entitled to exercise its warrants for 25,484,484 common shares and the related derivative liability is $119,777.

For the years ended September 30, 2020 and 2019, a summary of the Company's warrant activity is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding and exercisable at September 30, 2018	69,579	$1.58	4.1		185,822
Anti-dilution adjustment	1,296,287
Exercised	(167,596)
Outstanding and exercisable at September 30, 2019	1,198,270	$.40	4.1	$-	$71,867
Anti-dilution adjustment	24,286,214
Outstanding and exercisable at September 30, 2020	25,484,484	$.0019	2.11	-	$71,866